Revenue - Summary of Revenue Disaggregated by Types of Revenue and Timing of Revenue Recognition (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₩ 73,459,408	₩ 77,056,549	₩ 85,003,616
Revenue from construction contracts	6,645,259
Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	60,903,559	64,201,433	70,835,389
Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,124,633	4,421,234	5,510,054
Revenue from construction contract [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,078,050	8,106,524	7,798,351
Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	353,166	327,358	859,822
Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	62,518,570	64,886,449	72,524,037
Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	10,940,838	12,170,100	12,479,579
Steel [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	39,104,095	40,393,273	44,546,966
Steel [member] | Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	38,049,273	39,435,236	43,508,308
Steel [member] | Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	889,556	807,142	919,391
Steel [member] | Revenue from construction contract [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Steel [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	165,266	150,895	119,267
Steel [member] | Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	38,214,539	39,586,131	43,627,575
Steel [member] | Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	889,556	807,142	919,391
Trading [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	22,803,773	24,033,506	25,955,458
Trading [member] | Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	20,059,155	20,973,059	24,824,117
Trading [member] | Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,736,866	3,056,272	586,047
Trading [member] | Revenue from construction contract [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Trading [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,752	4,175	545,294
Trading [member] | Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	20,066,907	20,977,234	25,369,411
Trading [member] | Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,736,866	3,056,272	586,047
Construction [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,244,271	8,230,482	7,921,108
Construction [member] | Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Construction [member] | Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	127,572	142,902	142,708
Construction [member] | Revenue from construction contract [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,052,414	8,070,120	7,769,863
Construction [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	64,285	17,460	8,537
Construction [member] | Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,326,130	375,118	837,363
Construction [member] | Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,918,141	7,855,364	7,083,745
Logistics and Others [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	421,742	470,613	3,998,959
Logistics and Others [Member] | Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	11,894	17,923	84,168
Logistics and Others [Member] | Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	363,384	397,421	3,849,390
Logistics and Others [Member] | Revenue from construction contract [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Logistics and Others [Member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	46,464	55,269	65,401
Logistics and Others [Member] | Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	58,358	73,192	149,569
Logistics and Others [Member] | Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	363,384	397,421	3,849,390
Secondary Battery Materials [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,812,549	3,816,042	2,451,785
Secondary Battery Materials [Member] | Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,783,237	3,775,215	2,418,796
Secondary Battery Materials [Member] | Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,676	4,415	4,501
Secondary Battery Materials [Member] | Revenue from construction contract [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	25,636	36,404	28,488
Secondary Battery Materials [Member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	8	0
Secondary Battery Materials [Member] | Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,783,237	3,775,223	2,418,796
Secondary Battery Materials [Member] | Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	29,312	40,819	32,989
Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	72,978	112,633	129,340
Other [member] | Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Other [member] | Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,579	13,082	8,017
Other [member] | Revenue from construction contract [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Other [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	69,399	99,551	121,323
Other [member] | Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	69,399	99,551	121,323
Other [member] | Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₩ 3,579	₩ 13,082	₩ 8,017